INCOME TAXES (Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES [Abstract]
Domestic	$ (9,758)	$ (9,749)	$ (4,624)
Foreign	6,801	(1,679)	1,561
Loss before taxes on income	$ (2,957)	$ (11,428)	$ (3,063)